SHARE BASED COMPENSATION (2006 Share Incentive Plan, Narrative) (Details) (2006 Share Incentive Plan [Member], USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 02, 2006	Dec. 31, 2013	Oct. 21, 2013 Stock Options [Member]	Jun. 17, 2013 Stock Options [Member]	Jun. 08, 2013 Stock Options [Member]	Apr. 15, 2013 Stock Options [Member]	Jan. 02, 2013 Stock Options [Member]	Nov. 26, 2012 Stock Options [Member]	Mar. 12, 2012 Stock Options [Member]	Mar. 01, 2012 Stock Options [Member]	Feb. 15, 2012 Stock Options [Member]	Nov. 09, 2011 Stock Options [Member]	Feb. 24, 2011 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum expiration term of share option granted	10 years
Number of ordinary shares that may be issued														15,062,194
2006 Share Incentive Plan expiration year		2016
Share options granted			6,000	12,000	9,000	420,750	24,000	6,000	433,250	18,000	40,000	317,000	1,919,000
Fair value per option			$ 6.0855	$ 4.9788	$ 5.0809	$ 4.4827	$ 5.8901	$ 5.2423	$ 6.3474	$ 7.2419	$ 7.1999	$ 7.4567	$ 8.0297